Financial Assets at Amortized Cost (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	₩ 11,956
Non-current financial assets at amortized costs	2,086
Financial assets at amortized costs	14,042
Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	11,956
Non-current financial assets at amortized costs	2,086
Financial assets at amortized costs	14,042
Government grants
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0
Non-current financial assets at amortized costs	0
Financial assets at amortized costs	0
Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	0
Non-current financial assets at amortized costs	0
Financial assets at amortized costs	0
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	3,042
Government bonds | Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	3,042
Government bonds | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0
Government bonds | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0
Financial bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	11,000
Financial bonds | Gross carrying amount [Member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	11,000
Financial bonds | Government grants
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	0
Financial bonds | Allowance for doubtful accounts
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 0